COMMON STOCK - Schedule of common stock (Details) - shares	Mar. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Total shares authorized		101,000,000
Total	10,008,474	10,008,474
Common Stock
Class of Stock [Line Items]
Total shares authorized		100,000,000
Preferred Stock
Class of Stock [Line Items]
Total shares authorized		1,000,000
LAAA - Public warrants (transfer)
Class of Stock [Line Items]
Total		4,100,250
LAAA - Private warrants (transfer)
Class of Stock [Line Items]
Total		496,941
Warrant
Class of Stock [Line Items]
Total	4,597,191
PubCo Merger
Class of Stock [Line Items]
Total	3,000,000	3,000,000
2022 Equity Incentive Plan reserve
Class of Stock [Line Items]
Total	2,411,283	2,411,283